Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable | Credit Concentration Risk
Schedule of Concentration and Risks

Customers with a receivable balance exceeding 10% of the total accounts receivable balance, net of allowance for doubtful accounts, as of December 31, 2017 and 2018, are listed as follows:

	December 31, 2017	December 31, 2018
Customer A	25.9%	—